Accounts receivable and unbilled receivable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable and Unbilled Receivable [Abstract]
Schedule of Accounts Receivables	Accounts receivables consisted of the following as of December 31, 2023 and 2022:
	2023	2022
	In thousands of USD
Accounts receivables	$3,659	$3,117
Unbilled receivables	804	428
Total	$4,463	$3,545